Trade and Other Receivables - Changes in Loss Allowance on Accounts Receivable - Trade Measured at Amortized Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Impairment	₩ (37,547)	₩ (59,184)	₩ (34,643)
Spin-off	(2,281,910)
Trade and other receivables [member]
Disclosure of financial assets [line items]
Beginning balance	264,498	249,501
Impairment	31,546	48,625
Write-offs	(65,852)	(48,278)
Collection of receivables previously written-off	14,565	12,771
Business combination	878	1,879
Ending Balance	238,881	264,498	₩ 249,501
Spin-off	₩ (6,754)	₩ 0